Common Stock (Details) (USD $)	Dec. 31, 2013	Nov. 14, 2013	Mar. 31, 2013	Mar. 31, 2012	Aug. 10, 2011	May 26, 2011	Jan. 18, 2011
Common Stock (Textual)
Common stock, shares authorized	100,000,000	40,000	100,000,000	100,000,000			100,000,000
Common stock shares, Subscription received	5,000,000					5,000,000	5,000,000
Common stock value, Subscription received	$ 25,000				$ 25,000	$ 25,000	$ 25,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001